Receivables from Financial Services (Tables)	12 Months Ended
Mar. 31, 2024
Statement [LineItems]
Summary of Receivables from Financial Services
Receivables from financial services as of March 31, 2023 and 2024 consist of the following:

	Yen (millions)
	2023	2024
Consumer finance receivables:
Retail	¥5,363,260	¥7,330,459
Finance lease	174,256	230,139
Dealer finance receivables:
Wholesale	421,166	707,035

Subtotal	¥5,958,682	¥8,267,633

Allowance for credit losses	¥(48,652)	¥(68,999)
Unearned interest income and fees	(15,278)	(23,364)

Total	¥5,894,752	¥8,175,270

Current assets	¥1,899,493	¥2,558,594
Non-current assets	3,995,259	5,616,676

Total	¥5,894,752	¥8,175,270

Lease payments receivable under the finance leases by maturity
Finance lease receivables
The lease payments receivable under the finance leases by maturity as of March 31, 2023 and 2024 are as follows:

	Yen (millions)
	2023	2024
Within 1 year	¥32,525	¥36,880
Between 1 and 2 years	33,924	42,831
Between 2 and 3 years	20,381	26,085
Between 3 and 4 years	13,497	18,064
Between 4 and 5 years	4,020	6,150
Later than 5 years	5,008	8,414

Undiscounted lease payments receivable	¥109,355	¥138,424

Unearned finance income	¥(8,417)	¥(12,134)

Unguaranteed residual value	¥58,040	¥80,485

Net investment in the lease	¥158,978	¥206,775

Receivables from financial services [Member]
Statement [LineItems]
Changes in Allowance for Doubtful Accounts
The changes in the allowance for credit losses on receivables from financial services for the years ended March 31, 2022, 2023 and 2024 are as follows:
For the years ended March 31, 2022, 2023 and 2024

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
		Not credit-impaired (Stage 2)	Credit-impaired (Stage 3)
Retail:
Balance as of April 1, 2021	¥23,480	¥5,923	¥4,883	¥34,286

Remeasurement	¥(2,513)	¥(925)	¥13,701	¥10,263
Write-offs	—	—	(12,256)	(12,256)
Exchange differences on translating foreign operations	2,822	516	1,136	4,474

Balance as of March 31, 2022	¥23,789	¥5,514	¥7,464	¥36,767

Remeasurement	¥868	¥5,288	¥20,673	¥26,829
Write-offs	—	—	(19,942)	(19,942)
Exchange differences on translating foreign operations	1,810	270	349	2,429

Balance as of March 31, 2023	¥26,467	¥11,072	¥8,544	¥46,083

Remeasurement	¥6,823	¥1,732	¥40,899	¥49,454
Write-offs	—	—	(36,663)	(36,663)
Exchange differences on translating foreign operations	3,849	1,474	1,282	6,605

Balance as of March 31, 2024	¥37,139	¥14,278	¥14,062	¥65,479

Finance lease:
Balance as of April 1, 2021	¥470	¥184	¥159	¥813

Remeasurement	¥(339)	¥(98)	¥182	¥(255)
Write-offs	—	—	(97)	(97)
Exchange differences on translating foreign operations	8	6	12	26

Balance as of March 31, 2022	¥139	¥92	¥256	¥487

Remeasurement	¥49	¥(28)	¥(24)	¥(3)
Write-offs	—	—	(35)	(35)
Exchange differences on translating foreign operations	4	5	7	16

Balance as of March 31, 2023	¥192	¥69	¥204	¥465

Remeasurement	¥46	¥15	¥16	¥77
Write-offs	—	—	(43)	(43)
Exchange differences on translating foreign operations	17	10	29	56

Balance as of March 31, 2024	¥255	¥94	¥206	¥555

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
		Not credit-impaired (Stage 2)	Credit-impaired (Stage 3)
Wholesale:
Balance as of April 1, 2021	¥1,741	¥62	¥464	¥2,267

Remeasurement	¥(649)	¥(46)	¥(31)	¥(726)
Write-offs	—	—	30	30
Exchange differences on translating foreign operations	84	1	153	238

Balance as of March 31, 2022	¥1,176	¥17	¥616	¥1,809

Remeasurement	¥(263)	¥(8)	¥463	¥192
Write-offs	—	—	33	33
Exchange differences on translating foreign operations	63	1	6	70

Balance as of March 31, 2023	¥976	¥10	¥1,118	¥2,104

Remeasurement	¥377	¥49	¥100	¥526
Write-offs	—	—	6	6
Exchange differences on translating foreign operations	149	3	177	329

Balance as of March 31, 2024	¥1,502	¥62	¥1,401	¥2,965

Total:
Balance as of April 1, 2021	¥25,691	¥6,169	¥5,506	¥37,366

Remeasurement	¥(3,501)	¥(1,069)	¥13,852	¥9,282
Write-offs	—	—	(12,323)	(12,323)
Exchange differences on translating foreign operations	2,914	523	1,301	4,738

Balance as of March 31, 2022	¥25,104	¥5,623	¥8,336	¥39,063

Remeasurement	¥654	¥5,252	¥21,112	¥27,018
Write-offs	—	—	(19,944)	(19,944)
Exchange differences on translating foreign operations	1,877	276	362	2,515

Balance as of March 31, 2023	¥27,635	¥11,151	¥9,866	¥48,652

Remeasurement	¥7,246	¥1,796	¥41,015	¥50,057
Write-offs	—	—	(36,700)	(36,700)
Exchange differences on translating foreign operations	4,015	1,487	1,488	6,990

Balance as of March 31, 2024	¥38,896	¥14,434	¥15,669	¥68,999